CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Expense	¥ 473,655	¥ 550,535	¥ 710,486
Cost of Sales [Member]
Share Based Compensation Expense	2,599	3,235	3,183
Selling, General and Administrative Expenses [Member]
Share Based Compensation Expense	147,672	206,936	282,667
Research and Development Expense [Member]
Share Based Compensation Expense	¥ 323,384	¥ 340,364	¥ 424,636